Total Equity (Details Narrative) - USD ($)																			3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 09, 2025	Mar. 31, 2025	Mar. 28, 2025	Feb. 05, 2025	Feb. 04, 2025	Feb. 03, 2025	Jan. 09, 2025	Nov. 15, 2024	Nov. 14, 2024	Oct. 24, 2024	Oct. 23, 2024	Oct. 11, 2024	Jul. 26, 2024	Jun. 03, 2024	May 01, 2024	Apr. 18, 2024	Feb. 09, 2024	Sep. 12, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Feb. 04, 2025	Dec. 31, 2024		Dec. 31, 2023		Jul. 15, 2024	Jul. 10, 2024	May 31, 2024	Feb. 21, 2024	Sep. 19, 2023	Aug. 31, 2023	Dec. 31, 2022	[2]
Class of Stock [Line Items]
Common stock, shares authorized																			330,000,000				330,000,000				330,000,000		330,000,000
Common stock par value per share																			$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001
Common stock shares issued																			2,876,757				2,876,757				1,730,051		296,000
Common stock, shares outstanding																			2,876,757				2,876,757				1,730,051		296,019
Issuance of common stock in lieu of cash per settlement agreement , shares																							223,583	417			14,589		59,883
Issuance of stock, value																				$ 2,754,000									$ 11,000
Number of shares issued for lieu of cash interest																								132			132
Number of shares purchased													58,235			16,375			1,403,320				1,403,320				910,299		111,772	[1]			89,151
Number of shares issued																16,375
Exercise price																											$ 18.24
Warrant outstanding													58,235																							46,972
Gross proceeds																													$ 1,250,000
Convertible preferred stock, shares outstanding																											0		0
Common stock dividend																											$ 0
Stock Issued During Period, Shares, Stock Splits																											6,621
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																													1,650
Common stock for debt settlement																													3,232
Common stock for deferred compensation settlement																													391
Common stock for nonredemption and pipe agreement investor																													10,891
Common stock for forward purchase agreement																													8,334
Common stock for stockholders																													139,744
Redemption of outstanding warrants per share																		$ 0.12					$ 0.12
Share Price																											$ 240.00
Long-Term Debt, Gross																			$ 1,420,000				$ 1,420,000				$ 3,821,000		$ 2,867,000
Proceeds from Warrant Exercises																							$ 3,000	$ 2,000			$ 2,000
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Long-Term Debt, Gross																$ 1,000,000.0
Private Placement Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																											15,938		15,938	[1]
[custom:ClassOfWarrantsOrRightsWarrantsIssuedDuringThePeriodUnits]																		15,938
Class of warrant or right exercise price of warrants or rights																		$ 1,380.00
Public Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																											95,834		95,834	[1]
Exercise price																		$ 1,380.00
[custom:ClassOfWarrantsOrRightsWarrantsIssuedDuringThePeriodUnits]																		95,834
Redemption Of Warrants [Member] | Share Price Equal Or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of Warrants, Redemption Notice Period																		30 days					30 days
Redemption Of Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price																		$ 2,160.00	$ 2,160,000.00				$ 2,160,000.00
Placement Agent Warrant [Member]
Class of Stock [Line Items]
Outstanding shares																											37,825
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																126,653											60,418,000
Exercise price																$ 72.00											$ 18.24				$ 18.24
Proceeds from Issuance of Warrants																											$ 1,100,000
Outstanding shares																											87,643
Warrant exercisable years																5 years
Warrants issued to purchase shares of common stock																21,408
Series A Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Long-Term Debt, Gross																$ 1,000,000.0
Series B Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																126,653			22,275,000				22,275,000		22,275		68,335,000
Exercise price																$ 72.00			$ 24.00				$ 24.00				$ 24.00				18.24
Gross proceeds																							$ 500,000				$ 500,000
Outstanding shares																											57,451
Warrant exercisable years																1 year
Warrants issued to purchase shares of common stock																21,408
Series B Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Long-Term Debt, Gross																$ 1,000,000.0
Series C Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																126,653											66,878
Exercise price																$ 72.00											$ 24.00
Gross proceeds																											$ 1,600,000
Outstanding shares																											0
Warrant exercisable years											6 months					4 months
Warrants issued to purchase shares of common stock																21,408
Series C Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Long-Term Debt, Gross																$ 1,000,000.0
Series B-1 Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased														22,275													27,082,000
Exercise price														$ 24.00													$ 18.24				18.24
Gross proceeds																											$ 500,000
Warrant exercisable years														5 years
Series B1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											63,528			[1]
Exercise price																											$ 18.24
Outstanding shares																											63,528
Series C-1 Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased														66,878					4,167,000				4,167,000				47,936,000
Exercise price														$ 24.00					$ 24.00				$ 24.00				$ 18.24
Gross proceeds																							$ 100,000				$ 900,000
Warrant exercisable years														5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised														4,167
Series C1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											67,921			[1]
Exercise price																											$ 18.24				18.24
Outstanding shares																											67,921
Series D Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased														89,153
Exercise price														$ 36.00
Warrant exercisable years														5 years 6 months
Deemed dividend														$ 1,700,000					$ 1,700,000				$ 1,700,000
Series D Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											89,153			[1]
Exercise price																															$ 18.24
Outstanding shares																											89,153
Series E Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased											170,836
Exercise price											$ 13.56
Series E Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											170,836			[1]
Outstanding shares											170,836
Outstanding warrants																													0
Series F Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased											170,836
Exercise price											$ 13.56
Warrant exercisable years											6 months
Series F Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											170,836			[1]
Outstanding shares											170,836
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock par value per share	$ 0.0001
Board of Directors [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares													7,500,000
Issuance of stock, value													$ 2,000,000.0
Percentage of strategic investment													25.00%
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares															1,162					223,583									13
Issuance of stock, value
Number of shares issued																						417,000					14,589
Number of shares purchased																110,271					110,271			110,271
Issuance of common stock per Convertible Note conversion, shares																					21,408			21,408			176,731		3,232
Stock issued during period share stock options exercised																								16,375			16,375
Number of shares issued																110,271
Price per share																$ 48.00
Exercise price													$ 17.172			$ 48.00
Share subscription agreement																											58,235
Stock Issued During Period, Shares, Restricted Stock Award, Gross																				2,038
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																													1,650
Outstanding shares		2,649,423																	2,876,757	2,649,423	539,097	297,725	2,876,757	539,097			1,730,051	[2]	296,019	[2]							71,521
Common Stock [Member] | Series B1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											68,335
Exercise price																											$ 18.24
Warrant exercisable years																											5 years
Common Stock [Member] | Series C-1 Warrants [Member]
Class of Stock [Line Items]
Warrant exercisable years																											5 years
Common Stock [Member] | Series C1 Warrant [Member]
Class of Stock [Line Items]
Exercise price																											$ 18.24
Common Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Common stock shares issued																											369,823
Issuance of common stock in lieu of cash per settlement agreement , shares																											170,834
Number of shares issued																											158,355
Stock Issued During Period, Shares, Restricted Stock Award, Gross																											3,205
Warrant [Member]
Class of Stock [Line Items]
Issuance of stock, value													$ 1,000,000.0
Number of shares purchased													50,000			6,333											910,299		111,772				4,458
Stock issued during period shares stock options exercise																								4,167
Exercise price													$ 22.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised																			227,334		93,317
Warrant [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Outstanding shares																													15,938
Warrant [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Outstanding shares																													95,834
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares purchased	549,596
Exercise price	$ 8.40
Proceeds from Issuance of Warrants	$ 4,600,000
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased										8,542
Gross proceeds										$ 2,100,000
Proceeds from Issuance of Warrants										$ 8,542
Non Series Warrant [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Warrant outstanding																											53,334
April Public Offering [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Exercise price																$ 79.20
Warrant exercisable years																5 years
Warrants issued to purchase shares of common stock																6,333
May Inducement Offer [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Exercise price														$ 45.00
Warrant exercisable years														5 years
Warrants issued to purchase shares of common stock														4,458
Term Note Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																											1,667		13
Issuance of stock, value																							$ 416,667
Number of shares issued																								1,157			1,157
Common stock with term notes as interest paid in kind																													360
Term Note Agreement [Member] | Pre Funded Series G Warrants [Member]
Class of Stock [Line Items]
Number of shares issued																							227,334
Term Note Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares issued																							2,038
Term Note Agreement [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares issued																							277,084
Inducement Offer Letter Agreement [Member]
Class of Stock [Line Items]
Number of shares purchased																																	256,884
Inducement Offer Letter Agreement [Member] | Series B Warrants And Series C Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																																	89,153
Inducement Offer Letter Agreement [Member] | Series B-1 Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																																	22,275
Inducement Offer Letter Agreement [Member] | Series C-1 Warrants [Member]
Class of Stock [Line Items]
Exercise price																																	$ 24.00
Inducement Offer Letter Agreement [Member] | Series C-1 Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares purchased																																	66,878
Inducement Offer Letter Agreement [Member] | Series D Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares purchased																																	89,153
Subscription Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased													50,000
Sales Agreement [Member]
Class of Stock [Line Items]
Legal fees												$ 7,500
Sales Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of stock, value					$ 6,100,000
Sales Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock par value per share												$ 5,100,000
Number of shares issued																							223,583
Exercise price					$ 0.0001							$ 0.0001														$ 0.0001
Offering price												$ 5,100,000
Cash commission percentage												3.00%
Disbursements fees												$ 50,000
Sales agreement																										$ 6,100,000
Gross proceeds from offering																							$ 2,900,000
Disbursements counsel												$ 50,000
Sales Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Exercise price					$ 0.0001																					$ 0.0001
Sales agreement																										$ 6,100,000
Market Offering Agreement [Member]
Class of Stock [Line Items]
Issuance of stock, value					$ 11,200,000	$ 5,100,000
Market Offering Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of stock, value				$ 11,200,000	$ 5,100,000
Securities Purchase Agreement [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Exercise price											$ 15.00
Warrant exercisable years											6 months
Warrants issued to purchase shares of common stock											8,542
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares			277,084
Exercise price			$ 7.80
Proceeds from Issuance of Warrants		$ 3,900,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares			227,084								170,836
Number of shares issued											170,836
Price per share											$ 12.00
Exercise price			$ 7.80								12.00
Exercise price			$ 0.0001								$ 0.0001
Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares			227,334
Exercise price			$ 0.001
Exercise price			$ 7.788
Placement Agency Agreement [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Exercise price									$ 25.32
Warrants issued to purchase shares of common stock									18,492
Placement Agency Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares							416,667		369,823
Price per share									$ 20.28
Exercise price							$ 10.20		20.28
Exercise price							$ 0.0001		$ 0.0001
Gross proceeds from offering							$ 4,300,000	$ 7,500,000
Placement Agency Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares							416,667
Exercise price							$ 10.20
Exercise price							$ 0.0001
Gross proceeds from offering							$ 4,300,000
Placement Agency Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares									18,492
Number of shares purchased			25,221				20,834		18,492
Settlement Agreement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																	1,667
Exercise price																	$ 158.40																	$ 158.40
Warrant outstanding																	3,334																	3,334
Warrant exercisable years													3 years				5 years
Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares authorized																																			1,000,000
Preferred stock par value per share																																			$ 0.0001
Preferred stock outstanding																			0				0				0		0
Voting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			312,000,000				312,000,000				312,000,000
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			18,000,000				18,000,000				18,000,000
Common stock, shares outstanding																			150,000				150,000				150,000
Series E Common Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares											170,836
Number of shares purchased											170,836
Series F Common Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares											170,836
Number of shares purchased											170,836
Series G Common Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares			504,417
Series G Common Warrants [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares purchased			504,417
Exercise price			$ 8.3448
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																											60,418
Proceeds from Issuance of Warrants																											$ 1,100,000
Series C Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																											28,055
Number of shares purchased																											53,129
Exercise price																											$ 18.24
Proceeds from Issuance of Warrants																											$ 1,000,000.0
Series B Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																											68,335
Exercise price																											$ 18.24
Proceeds from Issuance of Warrants																											$ 1,200,000
Series B1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											27,082
Proceeds from Issuance of Warrants																											$ 500,000
Series C1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																											47,936
Proceeds from Issuance of Warrants																											$ 900,000
Proceeds from Warrant Exercises																									$ 100,000
Series C1 Warrant [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares purchased																											53,146

[1]	Retrospectively restated for reverse recapitalization.
[2]	Retrospectively restated for reverse recapitalization.